UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7538

LORD ABBETT SECURITIES TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City,		NJ 07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	1/31/06

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALL VALUE FUND  January 31, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 97.17%

Advertising Agency 0.12%
Interpublic Group of Cos. (The)*	326,200	$3,295

Aerospace 0.23%
Moog, Inc. Class A*	195,000	6,534

Air Transportation 0.10%
Frontier Airlines, Inc.*	400,000	2,688

Auto Parts: After Market 0.35%
Genuine Parts Co.	229,900	9,778

Auto Parts: Original Equipment 0.78%
American Axle & Manufacturing Holdings, Inc.	145,200	2,699
Autoliv, Inc.(a)	325,000	15,922
Tenneco Inc.*	150,000	3,293
Total		21,914

Banks: New York City 0.90%
Bank of New York Co., Inc. (The)	794,900	25,286

Banks: Outside New York City 2.97%
Bank of America Corp.	330,086	14,600
Cullen/Frost Bankers, Inc.	835,000	44,873
Marshall & Ilsley Corp.	565,000	23,696
Total		83,169

Beverage: Soft Drinks 2.11%
PepsiCo, Inc.	1,035,000	59,181

Building: Materials 1.44%
Hughes Supply, Inc.	635,100	29,278
Simpson Manufacturing Co., Inc.	287,600	11,127
Total		40,405

Chemicals 2.31%
Eastman Chemical Co.	425,000	20,489
Praxair, Inc.	843,300	44,425
Total		64,914

Communications Technology 5.24%
ADC Telecommunications, Inc.*	569,820	14,451
Anixter Int’l., Inc.	418,400	19,368
Avaya, Inc.*	1,470,000	15,508
McAfee, Inc.*	1,361,300	31,569
Motorola, Inc.	1,741,400	39,547
Tellabs, Inc.*	2,076,654	26,560
Total		147,003

Computer Services, Software & Systems 3.66%
Cadence Design Systems, Inc.*	3,300,000	58,278
Microsoft Corp.	1,580,700	44,497
Total		102,775

Computer Technology 0.35%
Sun Microsystems, Inc.*	2,150,000	9,675

Containers & Packaging: Metal & Glass 0.96%
Crown Holdings, Inc.*	1,440,000	26,942

Containers & Packaging: Paper & Plastic 0.59%
Pactiv Corp.*	488,100	10,855
Sonoco Products Co.	184,300	5,708
Total		16,563

Diversified Financial Services 0.93%
Citigroup, Inc.	560,000	26,085

Diversified Manufacturing 1.23%
American Standard Cos. Inc.	171,900	6,188
Ball Corp.	700,000	28,350
Total		34,538

Diversified Production 0.74%
Dover Corp.	450,000	20,669

Drug & Grocery Store Chains 1.21%
Kroger Co. (The)*	1,840,000	33,856

Drugs & Pharmaceuticals 7.96%
GlaxoSmithKline plc ADR	670,071	34,334
Mylan Laboratories Inc.	1,920,000	37,824
Novartis AG ADR	1,090,000	60,124
Pfizer, Inc.	560,000	14,381

See Notes to Schedule of Investments.

		Value
Investments	Shares	(000)
Schering-Plough Corp.	918,200	$17,584
Wyeth	1,275,000	58,969
Total		223,216

Electrical Equipment & Components 2.88%
AMETEK, Inc.	72,300	2,974
Cooper Industries, Ltd. Class A	445,040	36,338
Emerson Electric Co.	535,496	41,474
Total		80,786

Electronics 2.35%
AVX Corp.	1,775,000	29,501
Vishay Intertechnology, Inc.*	2,305,000	36,488
Total		65,989

Energy: Miscellaneous 0.34%
GlobalSantaFe Corp.(a)	157,500	9,615

Engineering & Contracting Services 0.50%
Jacobs Engineering Group Inc.*	169,300	14,115

Entertainment 0.59%
Viacom Inc. Class B*	114,400	4,745
Walt Disney Co. (The)	461,434	11,679
Total		16,424

Financial Data Processing Services & Systems 1.94%
Automatic Data Processing, Inc.	1,240,000	54,486

Foods 0.28%
Campbell Soup Co.	265,700	7,952

Gold 4.60%
Barrick Gold Corp.*(a)	890,000	27,999
Newmont Mining Corp.	1,635,000	101,043
Total		129,042

Household Furnishings 0.86%
Ethan Allen Interiors Inc.	565,000	24,018

Identification Control & Filter Devices 3.28%
Hubbell Inc.	510,000	22,924
IDEX Corp.	248,000	11,408
Parker Hannifin Corp.	700,000	53,039
Waters Corp.*	109,200	4,581
Total		91,952

Insurance: Multi-Line 2.96%
Aflac Inc.	420,000	19,719
Cincinnati Financial Corp.	180,000	8,197
Genworth Financial, Inc. Class A	845,000	27,682
Markel Corp.*	42,000	14,028
Safeco Corp.	257,100	13,434
Total		83,060

Insurance: Property-Casualty 0.92%
ACE Ltd.(a)	270,000	14,782
Everest Re Group, Ltd.(a)	115,000	11,115
Total		25,897

Machinery: Agricultural 0.65%
Deere & Co.	255,000	18,299

Machinery: Industrial/Specialty 0.26%
Woodward Governor Co.	77,900	7,288

Machinery: Oil Well Equipment & Services 3.26%
Grant Prideco, Inc.*	434,800	21,779
Halliburton Co.	265,000	21,081
Helmerich & Payne, Inc.	163,470	12,809
Key Energy Services, Inc.*	725,700	11,466
Schlumberger Ltd.(a)	111,700	14,236
Superior Energy Services, Inc.*	369,200	10,024
Total		91,395

Machinery: Specialty 0.21%
JLG Industries, Inc.	105,300	5,737

Metal Fabricating 2.86%
Quanex Corp.	620,000	38,508
Shaw Group Inc. (The)*	185,000	6,590
Timken Co. (The)	971,700	35,146
Total		80,244

See Notes to Schedule of Investments.

		Value
Investments	Shares	(000)
Milling: Fruit & Grain Processing 1.37%
Archer Daniels Midland Co.	1,219,400	$38,411

Miscellaneous: Consumer Staples 0.47%
Diageo plc ADR	220,000	13,204

Miscellaneous: Equipment 0.92%
W.W. Grainger, Inc.	365,000	25,889

Miscellaneous: Materials & Processing 1.05%
Carlisle Cos., Inc.	360,000	24,988
Rogers Corp.*	95,000	4,475
Total		29,463

Multi-Sector Companies 4.45%
Eaton Corp.	600,000	39,720
General Electric Co.	2,300,000	75,325
Honeywell Int’l. Inc.	253,600	9,743
Total		124,788

Oil: Crude Producers 0.18%
Grey Wolf, Inc.*	572,200	5,035

Oil: Integrated International 4.67%
BP plc ADR	80,000	5,785
Exxon Mobil Corp.	1,995,012	125,187
Total		130,972

Paper 0.26%
MeadWestvaco Corp.	269,600	7,196

Publishing: Miscellaneous 1.34%
R.R. Donnelley & Sons Co.	1,155,000	37,653

Railroads 0.65%
Union Pacific Corp.	205,000	18,134

Real Estate Investment Trusts 1.21%
Host Marriott Corp.	1,700,000	33,915

Restaurants 1.19%
Brinker Int’l., Inc.	822,400	33,472

Retail 3.20%
Federated Department Stores, Inc.	640,018	42,644
Foot Locker, Inc.	717,700	16,306
Pacific Sunwear of California, Inc.*	240,000	5,883
Wal-Mart Stores, Inc.	539,400	24,872
Total		89,705

Savings & Loan 0.47%
Webster Financial Corp.	281,500	13,259

Services: Commercial 0.72%
Sabre Holdings Corp. Class A	820,000	20,090

Shoes 0.20%
Timberland Co. (The)*	162,400	5,678

Soaps & Household Chemicals 0.85%
Procter & Gamble Co. (The)	403,050	23,873

Steel 0.99%
Steel Dynamics, Inc.	600,000	27,852

Textiles Apparel Manufacturers 0.52%
VF Corp.	265,000	14,702

Transportation Miscellaneous 1.64%
Trinity Industries, Inc.	900,000	45,954

Truckers 1.72%
Heartland Express, Inc.	730,000	17,002
Werner Enterprises, Inc.	1,455,000	31,355
Total		48,357

Utilities: Cable TV & Radio 1.13%
Comcast Corp. Special Class A*	1,140,075	31,603

Utilities: Electrical 1.98%
Ameren Corp.	407,200	20,669
CMS Energy Corp.*	1,650,000	23,876
NiSource Inc.	529,800	10,877
Total		55,422

Utilities: Gas Distributors 0.45%
AGL Resources Inc.	207,300	7,417

See Notes to Schedule of Investments.

		Value
Investments	Shares	(000)
Nicor Inc.	128,200	$5,244
Total		12,661

Utilities: Telecommunications 2.62%
AT&T Inc.	445,800	11,568
BellSouth Corp.	301,200	8,666
Qwest Communications Int’l. Inc.*	1,667,400	10,038
Sprint Nextel Corp.	670,000	15,336
Verizon Communications Inc.	879,100	27,832
Total		73,440

Total Common Stocks (cost $2,311,922,917)		2,725,513

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 2.72%

Repurchase Agreement 2.72%
Repurchase Agreement dated 1/31/2006, 3.65% due 2/1/2006 with State Street Bank & Trust Co. collateralized by $74,755,000 of Federal Home Loan Mortgage Corp. from 2.00% to 5.05% due from 1/26/2015 to 3/5/2019 and $4,370,000 of Federal National Mortgage Assoc. at 5.40% due 6/15/2015; value: $77,674,795; proceeds: $76,154,735 (cost $76,147,014)	$76,147	76,147

Total Investments in Securities 99.89% (cost $2,388,069,931)		2,801,660
Other Assets in Excess of Liabilities 0.11%		3,097
Net Assets 100.00%		$2,804,757

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND  January 31, 2006

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 97.11%

Lord Abbett Developing Growth Fund, Inc. - Class Y(a)	3,092,202	$61,844

Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class Y(b)	1,916,622	62,290

Lord Abbett Securities Trust - International Opportunities Fund - Class Y*(b)	5,531,072	82,856

Total Investments in Underlying Funds (cost $150,762,362)		206,990

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 2.67%

Repurchase Agreement 2.67%
Repurchase Agreement dated 1/31/2006, 3.65% due 2/1/2006 with State Street Bank & Trust Co. collateralized by $5,810,000 of Federal Home Loan Mortgage Corp. at 2.00% due 3/05/2019; value: $5,800,922; proceeds: $5,687,155 (cost $5,686,578)	$5,686	5,686

Total Investments in Securities 99.78% (cost $156,448,940)		212,676
Other Assets in Excess of Liabilities 0.22%		474
Net Assets 100.00%		$213,150

*	Non-income producing security.
(a)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(b)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2006

		U.S. $
		Value
Investments	Shares	(000)
COMMON STOCKS 95.82%

Australia 0.76%
Downer EDI Ltd.	686,673	$3,848

Austria 0.91%
Telekom Austria AG	190,273	4,606

Belgium 1.50%
InBev NV/SA	160,485	7,561

Canada 4.08%
Alcan Inc.	172,620	8,422
Nexen Inc.	71,000	4,064
OPTI Canada Inc.*	104,600	4,129
Talisman Energy Inc.	64,400	3,918
Total		20,533

China 1.11%
China Petroleum & Chemical Corp.~	9,077,801	5,612

France 8.15%
ALSTOM*	64,288	4,886
AXA	109,980	3,729
BNP Paribas	97,456	8,692
France Telecom S.A.	76,250	1,735
PSA Peugeot Citroen S.A.	104,255	6,191
Sanofi-Aventis	79,833	7,319
VINCI S.A.	40,202	3,739
Vivendi Universal S.A.	152,543	4,779
Total		41,070

Germany 9.09%
adidas-Salomon AG	30,023	6,278
Allianz AG Registered Shares	30,789	4,963
Deutsche Bank AG
Registered Shares	58,763	6,311
Fresenius Medical Care AG	58,748	6,263
Hannover Ruckversicherung AG	201,488	7,609
IVG Immobilien AG	130,390	3,763
ProSiebenSat.1 Media AG	249,283	5,695
Siemens AG	53,700	4,898
Total		45,780

Greece 1.88%
National Bank of Greece S. A.	153,565	7,020
Piraeus Bank S.A.	103,400	2,473
Total		9,493

Hong Kong 1.69%
China Mobile (Hong Kong) Ltd.~	734,200	3,594
China Unicom Ltd.~	5,485,000	4,902
Total		8,496

Hungary 0.99%
Richter Gedeon Rt.	23,772	4,972

India 0.69%
Global Fuel Management Services	158,753	18
Reliance Capital Ltd.	7,938	86
Reliance Communication Venture	158,753	637
Reliance Energy Ltd.	11,906	172
Reliance Industries Ltd.	158,753	2,568
Total		3,481

Ireland 2.78%
DEPFA BANK plc	338,455	5,795
Irish Life & Permanent plc	385,500	8,221
Total		14,016

Italy 1.06%
Enel S.p.A.	425,508	3,602
Saipem S.p.A.	86,374	1,720
Total		5,322

Japan 22.65%
Aiful Corp.	93,800	6,333
Don Quijote Co., Ltd.	44,600	3,711

See Notes to Schedule of Investments.

1

		U.S. $
		Value
Investments	Shares	(000)
East Japan Railway Co.	743	$5,162
Fanuc Ltd.	63,800	5,618
Jupiter Telecommunications Co., Ltd.*	6,283	4,654
Mizuho Financial Group, Inc.	830	6,793
Murata Manufacturing Co., Ltd.	65,700	4,761
Nissan Motor Co., Ltd.	444,800	5,005
Nitto Denko Corp.	72,639	6,149
Nomura Securities Co., Ltd. (The)	193,904	3,785
NSK Ltd.	693,000	5,134
ORIX Corp.	13,941	3,607
Shionogi & Co., Ltd.	174,100	2,628
Sony Corp.	61,400	2,984
Sumitomo Corp.	633,000	8,661
Sumitomo Electric Industries, Ltd.	372,988	6,184
Sumitomo Mitsui Financial Group Inc.	749	8,748
Sumitomo Realty & Development Co., Ltd.	297,360	6,743
Takeda Pharmaceutical Co.	66,300	3,753
Takefuji Corp.	59,090	3,556
Thk Co., Ltd.	118,700	3,754
Toyota Motor Corp.	47,500	2,462
Yamada Denki Co., Ltd.	30,612	3,946
Total		114,131

Luxembourg 1.26%
Millicom Int’l. Cellular S.A.*	164,700	6,341

Netherlands 1.97%
ING Groep N.V.	191,637	6,839
SBM Offshore N.V.	30,369	3,080
Total		9,919

Norway 0.60%
Petroleum Geo-Services ASA*	83,750	3,009

Russia 1.56%
Mobile TeleSystems OJSC ADR	130,400	4,888
OAO Novatek GDR+	105,970	2,967
Total		7,855

South Korea 4.10%
Hana Financial Group Inc.	78,850	3,866
LG Chem, Ltd.	91,150	5,093
LG Electronics Inc.	60,400	5,228
Samsung Electronics Co., Ltd.	8,460	6,490
Total		20,677

Spain 0.74%
Grupo Ferrovial, S.A.	47,471	3,709

Switzerland 5.54%
Nestle S.A. Registered Shares	24,533	7,196
Novartis AG Registered Shares	112,876	6,198
Roche Holding Ltd.	37,850	5,981
UBS AG Registered Shares	78,482	8,533
Total		27,908

Taiwan 2.27%
AU Optronics Corp. ADR	249,555	3,816
MediaTek Inc.~	276,271	2,760
United Microelectronics Corp.~	8,403,000	4,841
Total		11,417

Thailand 1.24%
Thai Oil Co. Ltd.	1,446,889	2,490
TMB Bank Public Co. Ltd.*	29,646,415	3,777
Total		6,267

Turkey 1.95%
Koc Holdings A.S.	961,000	5,313
Turkiye Vakiflar Bankasi T.A.C*	727,300	4,516
Total		9,829

United Arab Emirates 1.42%
Investcom LLC GDR*	406,500	7,158

United Kingdom 14.28%
BAE SYSTEMS plc	1,225,824	$9,094
British American Tobacco plc	167,669	3,779
CSR plc*	185,085	3,688
Enterprise Inns plc	163,701	2,691
National Grid plc	372,795	3,817
Prudential plc	605,375	6,139
Punch Taverns plc	214,766	3,309
Royal Bank of Scotland Group (The) plc	280,532	8,684
Smith & Nephew plc	375,792	3,730
Smiths Group plc	277,860	4,903
Tesco plc	1,091,674	6,176
Tullow Oil plc	771,649	4,304
Vodafone Group plc	2,177,082	4,570
Wm Morrison Supermarkets plc	761,549	2,533
WPP Group plc	406,324	4,510
Total		71,927

United States 1.55%
Las Vegas Sands Corp.*	53,200	2,732
Transocean Inc.*	62,630	5,082
Total		7,814

Total Common Stocks (cost $415,708,523)		482,751

See Notes to Schedule of Investments.

2

	Principal	U.S. $
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 4.97%

Repurchase Agreement 4.97%
Repurchase Agreement dated 1/31/2006, 3.65% due 2/1/2006 with State Street Bank & Trust Co. collateralized by $26,045,000 of Federal Home Loan Mortgage Corp. at 5.05% due 1/26/2015; value: $25,539,024; proceeds: $25,039,788 (cost $25,037,249)	$25,037	$25,037

Total Investments in Securities 100.79% (cost $440,745,772)		507,788
Liabilities in Excess of Foreign Cash and Other Assets (0.79%)		(3,961)
Net Assets 100.00%		$503,827

*	Non-income producing security.
+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers.
~	Fair Valued Security – See Note 2a.
ADR	American Depository Receipt.
GDR	Global Depositary Receipt.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND  January 31, 2006

		U.S. $
		Value
Investments	Shares	(000)
COMMON STOCKS 96.15%

Australia 2.17%
Downer EDI Ltd.	485,432	$2,720
Newcrest Mining Ltd.	152,994	3,039
Total		5,759

Austria 1.69%
Telekom Austria AG	113,772	2,754
Wienerberger AG	39,308	1,733
Total		4,487

Canada 1.94%
Alcan Inc.	61,765	3,014
OPTI Canada Inc.*	53,618	2,116
Total		5,130

China 1.53%
Shanghai Forte Land Co., Ltd.~	4,460,000	2,032
Suntech Power Holdings Co., Ltd. ADR*	47,400	2,014
Total		4,046

Denmark 0.99%
GN Store Nord A/S	183,400	2,620

France 2.61%
Ipsos S.A.	18,055	2,666
Neopost S.A.	42,241	4,247
Total		6,913

Germany 9.23%
Fresenius Medical Care AG ADR	96,600	3,415
Hannover Ruckversicherung Registered Shares	65,047	2,456
Hypo Real Estate Holding AG	64,975	4,240
IVG Immobilien AG	130,811	3,775
PUMA AG Rudolf Dassler Sport	5,832	1,844
Rheinmetall AG	51,278	3,737
Techem AG*	63,048	2,969
Vivacon AG*	45,799	2,017
Total		24,453

Greece 1.55%
Piraeus Bank S.A.	171,932	4,112

Hong Kong 3.00%
AAC Acoustic Technology
Holdings, Inc.*~	3,324,909	2,526
China Merchants Holdings Int’l. Co. Ltd.~	970,800	2,529
Hong Kong Exchanges & Clearing Ltd.~	588,900	2,883
Total		7,938

Ireland 2.65%
DEPFA BANK plc	193,485	3,313
FBD Holdings plc	25,907	1,130
Irish Life & Permanent plc	120,739	2,575
Total		7,018

Italy 5.55%
Davide Campari-Milano S.p.A.	447,945	3,500
GEOX S.p.A.	190,214	2,163
Hera S.p.A.	1,016,320	2,794
Milano Assicurazioni S.p.A.	535,800	3,985
Societa Initiative Autostradali Servizi S.p.A.	184,647	2,264
Total		14,706

Japan 23.43%
ARRK Corp.	25,200	2,058
Avex Group Holdings, Inc.	109,100	3,041
Diamond City Co., Ltd.	68,900	2,943
Don Quijote Co., Ltd.	41,700	3,469
J-OIL MILLS, INC.	374,000	2,034
Japan Cash Machine Co., Ltd.	87,600	1,755
Jupiter Telecommunications Co., Ltd.*	3,787	2,805
K.K. daVinci Advisors*	406	2,900
Matsumotokiyoshi Co., Ltd.	82,400	2,522
MEISEI INDUSTRIAL Co., Ltd.*	142,000	1,063
MISUMI Group Inc.	59,500	2,617

See Notes to Schedule of Investments.

1

		U.S. $
		Value
Investments	Shares	(000)
Mitsui Mining & Smelting Co., Ltd.	517,200	$4,092
NGK INSULATORS, LTD.	165,000	2,608
Nitori Co., Ltd.	28,750	3,051
Park24 Co., Ltd.	69,800	2,529
Ryowa Life Create Co., Ltd.	114,700	1,088
Shinko Electric Industries Co., Ltd.	28,200	2,231
Sumitomo Real Estate Sales Co., Ltd.	31,500	2,019
Sumitomo Rubber Industries, Ltd.	144,700	1,974
Thk Co., Ltd.	133,700	4,229
Tokuyama Corp.	188,900	3,583
Yamada Denki Co., Ltd.	32,100	4,138
ZEON Corp.	231,000	3,324
Total		62,073

Luxembourg 1.51%
Gemplus Int’l. S.A.*	850,070	2,138
Millicom Int’l. Cellular S.A.*	48,407	1,864
Total		4,002

Netherlands 2.58%
Aalberts Industries N.V.	45,300	2,912
LMA Int’l. N.V.*	3,767,621	1,891
SBM Offshore N.V.	20,081	2,036
Total		6,839

Norway 0.81%
Songa Offshore ASA*	247,638	2,150

Singapore 1.39%
Keppel Corp. Ltd.~	346,000	2,798
Pearl Energy pte Ltd.*	739,104	889
Total		3,687

South Korea 2.09%
Hana Financial Group, Inc.	67,979	3,333
NHN Corp.*	7,492	2,203
Total		5,536

Spain 4.85%
ACS, Actividades de Construcción y Servicios, S.A.	72,773	2,533
Corporacion Mapfre S.A.	176,399	3,164
Fadesa Inmobiliaria, S.A.	70,626	2,798
Prosegur Compania de Seguridad, S.A.	161,592	4,357
Total		12,852

Sweden 1.05%
Getinge AB Class B	177,900	2,788

Switzerland 1.99%
Actelion Ltd.*	11,239	1,005
Geberit AG	3,350	3,047
Nobel Biocare Holding AG	5,426	1,231
Total		5,283

Taiwan 1.38%
Motech Industries Inc.~	76,000	1,358
Yuanta Core Pacific
Securities Co., Ltd.~	3,350,000	2,300
Total		3,658

Thailand 3.53%
Charoen Pokphand Foods
Public Co. Ltd.	8,952,589	1,322
Siam Cement Public Co., Ltd., (The)	186,300	1,292
Thai Oil Co. Ltd.	1,404,122	2,417
TMB Bank Public Co., Ltd.*	34,004,269	4,332
Total		9,363

Turkey 1.42%
Turkiye Is Bankasi A.S.
Registered Shares (Isbank) GDR	211,200	1,915
Turkiye Vakiflar Bankasi T.A.O.*	299,820	1,862
Total		3,777

United Arab Emirates 1.23%
Investcom LLC GDR*	184,477	3,249

See Notes to Schedule of Investments.

2

		U.S. $
		Value
Investments	Shares	(000)
United Kingdom 15.25%
AWG plc	127,285	$2,536
Balfour Beatty plc	477,634	3,106
Cairn Energy plc*	84,468	2,896
CSR plc*	313,285	6,242
Intertek Group plc	320,825	4,301
Michael Page Int’l. plc	596,457	2,830
Northgate Information Solutions plc*	866,369	1,326
Northgate plc	72,398	1,400
Peter Hambro Mining plc*	139,984	3,213
Punch Taverns plc	224,137	3,453
RHM plc	591,004	2,865
Slough Estates plc	206,644	2,174
Tullow Oil plc	728,404	4,062
Total		40,404

United States 0.73%
Las Vegas Sands Corp.*	37,569	1,929

Total Common Stocks (cost $178,949,637)		254,772

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.43%

Repurchase Agreement 1.43%
Repurchase Agreement dated 1/31/2006, 3.65% due 2/1/2006 with State Street Bank & Trust Co. collateralized by $3,800,000 of Federal National Mortgage Assoc. at 4.875% due 8/11/2010; value: $3,866,500; proceeds: $3,787,617 (cost $3,787,233)	$3,787	3,787

Total Investments in Securities 97.58% (cost $182,736,870)
		258,559
Foreign Cash and Other Assets in Excess of Liabilities 2.42%		6,405
Net Assets 100.00%		$264,964

*	Non-income producing security.
~	Fair Valued Security — See Note 2a.
ADR	American Depository Receipt.
GDR	Global Depositary Receipt.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - LARGE-CAP VALUE FUND  January 31, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 95.30%

Aerospace 0.69%
Boeing Co. (The)	2,400	$164
Northrop Grumman Corp.	2,680	166
Total		330

Agriculture, Fishing & Ranching 1.32%
Monsanto Co.	7,486	633

Automobiles 0.53%
Honda Motor Co. Ltd. ADR	8,910	253

Banks 0.56%
Mitsubishi UFJ Financial Group, Inc. ADR	18,620	269

Banks: New York City 3.26%
Bank of New York Co., Inc. (The)	21,731	691
JPMorgan Chase & Co.	22,040	876
Total		1,567

Banks: Outside New York City 2.01%
Bank of America Corp.	12,430	550
Marshall & Ilsley Corp.	4,590	193
PNC Financial Services Group, Inc. (The)	3,430	222
Total		965

Beverage: Soft Drinks 1.69%
Coca-Cola Co. (The)	4,050	167
PepsiCo, Inc.	11,292	646
Total		813

Biotechnology Research & Production 1.84%
Baxter Int’l., Inc.	16,623	613
Biogen Idec, Inc.*	5,990	268
Total		881

Chemicals 1.04%
Praxair, Inc.	9,454	498

Communications Technology 1.52%
Motorola, Inc.	32,205	731

Computer Services, Software & Systems 2.10%
Microsoft Corp.	35,720	1,005

Computer Technology 2.67%
Electronic Data Systems Corp.	15,130	381
Hewlett-Packard Co.	19,070	595
Sun Microsystems, Inc.*	67,560	304
Total		1,280

Consumer Products 1.35%
Kimberly-Clark Corp.	11,330	647

Diversified Financial Services 1.75%
Citigroup, Inc.	16,219	755
Morgan Stanley	1,380	85
Total		840

Diversified Production 0.18%
Dover Corp.	1,850	85

Drug & Grocery Store Chains 1.55%
Kroger Co. (The)*	40,465	745

Drugs & Pharmaceuticals 13.54%
GlaxoSmithKline plc ADR	12,900	661
Johnson & Johnson	7,320	421
MedImmune, Inc.*	10,530	359
Merck & Co., Inc.	13,344	460
Novartis AG ADR	22,113	1,220
Pfizer, Inc.	53,240	1,367
Schering-Plough Corp.	13,916	267
Teva Pharmaceutical Industries Ltd. ADR	12,480	532
Wyeth	26,135	1,209
Total		6,496

Electrical Equipment & Components 1.98%
Emerson Electric Co.	12,241	948

Electronics: Medical Systems 0.99%
Medtronic, Inc.	8,370	473

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Electronics: Technology 2.00%
General Dynamics Corp.	2,870	$334
Raytheon Co.	15,320	628
Total		962

Engineering & Contracting Services 1.35%
Fluor Corp.	7,380	649

Entertainment 0.16%
Walt Disney Co. (The)	2,963	75

Financial Data Processing Services & Systems 1.88%
Automatic Data Processing, Inc.	20,560	903

Financial Miscellaneous 0.66%
Federal Home Loan Mortgage Corp.	3,570	242
Fannie Mae	1,250	73
Total		315

Foods 3.66%
Campbell Soup Co.	22,350	669
General Mills, Inc.	2,490	121
Kraft Foods, Inc. Class A	32,815	966
Total		1,756

Gold 3.93%
Barrick Gold Corp.*(a)	24,310	765
Newmont Mining Corp.	18,152	1,122
Total		1,887

Identification Control & Filter Devices 2.12%
Pall Corp.	9,720	280
Parker Hannifin Corp.	9,749	739
Total		1,019

Insurance: Multi-Line 3.61%
Aflac, Inc.	10,680	501
American Int’l. Group, Inc.	12,092	792
Hartford Financial Services Group, Inc. (The)	5,346	440
Total		1,733

Insurance: Property-Casualty 1.26%
ACE Ltd.(a)	5,240	287
XL Capital Ltd. Class A(a)	4,710	319
Total		606

Machinery: Agricultural 0.78%
Deere & Co.	5,236	376

Machinery: Construction & Handling 0.76%
Caterpillar, Inc.	5,380	365

Machinery: Oil Well Equipment & Services 3.54%
Baker Hughes, Inc.	6,832	529
Schlumberger, Ltd.(a)	9,184	1,171
Total		1,700

Medical & Dental Instruments & Supplies 0.51%
Boston Scientific Corp.*	11,090	243

Miscellaneous Consumer Staples 1.39%
Diageo plc ADR	11,115	667

Multi-Sector Companies 2.71%
Eaton Corp.	3,302	218
General Electric Co.	24,360	798
Honeywell Int’l., Inc.	7,390	284
Total		1,300

Oil: Integrated International 5.32%
BP plc ADR	6,860	496
Exxon Mobil Corp.	32,751	2,055
Total		2,551

Paper 2.03%
International Paper Co.	29,805	973

Publishing: Newspapers 0.94%
Tribune Co.	15,597	452

Railroads 1.33%
Union Pacific Corp.	7,200	637

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Retail 1.21%
Wal-Mart Stores, Inc.	12,560	$579

Services: Commercial 1.73%
IAC/InterActiveCorp*	7,215	210
Waste Management, Inc.	19,640	620
Total		830

Soaps & Household Chemicals 4.30%
Clorox Co. (The)	7,000	419
Procter & Gamble Co. (The)	27,799	1,646
Total		2,065

Utilities: Cable TV & Radio 1.01%
Comcast Corp. Special Class A*	17,578	487

Utilities: Electrical 1.55%
Ameren Corp.	5,820	296
PG&E Corp.	5,010	187
Southern Co.	7,540	262
Total		745

Utilities: Gas Pipelines 0.65%
El Paso Corp.	23,320	314

Utilities: Telecommunications 4.34%
AT&T Inc.	37,090	962
BellSouth Corp.	14,720	424
Sprint Nextel Corp.	7,490	171
Verizon Communications, Inc.	16,575	525
Total		2,082

Total Common Stocks
(cost $42,296,875)		45,730

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 3.95%

Repurchase Agreement 3.95%
Repurchase Agreement dated 1/31/2006, 3.65% due 2/1/2006 with State Street Bank & Trust Co. collateralized by $1,960,000 of Federal National Mortgage Assoc. at 5.70% due 3/27/2023; value: $1,935,500; proceeds: $1,893,155 (cost $1,892,963)	$1,893	1,893

Total Investments in Securities 99.25% (cost $44,189,838)		47,623
Other Assets in Excess of Liabilities 0.75%		362
Net Assets 100.00%		$47,985

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND  January 31, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 83.59%

Aerospace 5.21%
Alliant Techsystems Inc.*	595	$46
Ladish Co., Inc.*	6,675	162
Teledyne Technologies Inc.*	3,640	119
Total		327

Auto Components 0.93%
Wabash National Corp.	2,695	58

Auto Parts: Original Equipment 1.15%
Autoliv, Inc.(a)	1,465	72

Banks: Outside New York City 1.91%
Colonial BancGroup, Inc. (The)	1,790	44
Cullen/Frost Bankers, Inc.	1,410	76
Total		120

Beverage: Brewers 0.61%
Molson Coors Brewing Co.	615	38

Building: Heating & Plumbing 0.34%
Interline Brands, Inc.*	815	21

Building: Materials 3.43%
LSI Industries Inc.	3,600	52
Martin Marietta Materials, Inc.	665	56
NCI Building Systems, Inc.*	2,100	107
Total		215

Communications Technology 5.26%
Anixter Int’l. Inc.	4,935	228
McAfee, Inc.*	1,505	35
Symbol Technologies, Inc.	5,435	67
Total		330

Consumer Products 0.70%
RC2 Corp.*	1,260	44

Containers & Packaging: Metal & Glass 1.08%
Crown Holdings, Inc.*	3,630	68

Containers & Packaging: Paper & Plastic 1.47%
Sonoco Products Co.	2,970	92

Diversified Manufacturing 1.59%
Ashland Inc.	1,510	100

Diversified Production 2.31%
Dover Corp.	3,155	145

Drugs & Pharmaceuticals 1.07%
Mylan Laboratories Inc.	3,410	67

Electrical Equipment & Components 1.44%
Cooper Industries, Ltd. Class A	1,100	90

Electronics 1.91%
Orbotech Ltd.*(a)	1,785	43
Vishay Intertechnology, Inc.*	4,835	77
Total		120

Electronics: Instruments, Gauges & Meters 1.10%
Metrologic Instruments, Inc.*	3,230	69

Energy: Miscellaneous 1.13%
GlobalSantaFe Corp.(a)	1,170	71

Financial Data Processing Services & Systems 0.67%
Alliance Data Systems Corp.*	990	42

Healthcare Management Services 1.08%
IMS Health Inc.	2,745	68

Household Equipment & Products 0.67%
Stanley Works (The)	860	42

Identification Control & Filter Devices 2.01%
Parker Hannifin Corp.	780	59
Waters Corp.*	1,605	67
Total		126

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Insurance: Multi-Line 3.06%
Assurant, Inc.	4,190	$192

Insurance: Property-Casualty 4.24%
Argonaut Group, Inc.*	2,455	87
Donegal Group Inc.	2,120	49
HCC Insurance Holdings, Inc.	4,165	130
Total		266

Machinery: Construction & Handling 0.81%
Terex Corp.*	730	51

Medical & Dental Instruments & Supplies 1.21%
Fisher Scientific Int’l. Inc.*	1,140	76

Metal Fabricating 0.46%
Quanex Corp.	465	29

Miscellaneous: Materials & Processing 1.07%
Carlisle Cos. Inc.	970	67

Miscellaneous: Producer Durables 1.32%
BE Aerospace, Inc.*	3,945	83

Oil: Crude Producers 1.21%
Encore Acquisition Co.*	2,100	76

Paints & Coatings 1.40%
Valspar Corp. (The)	3,215	88

Publishing: Miscellaneous 1.79%
Courier Corp.	1,610	62
Meredith Corp.	905	50
Total		112

Railroads 1.28%
American Railcar Industries, Inc.*	2,670	80

Real Estate Investment Trusts 1.36%
Host Marriott Corp.	4,280	85

Rental & Leasing Services: Commercial 4.35%
GATX Financial Corp.	3,120	124
United Rentals, Inc.*	5,095	149
Total		273

Restaurants 3.00%
Benihana Inc. Class A*	6,405	148
Ruby Tuesday, Inc.	1,400	40
Total		188

Savings & Loan 0.70%
Webster Financial Corp.	935	44

Services: Commercial 1.21%
Copart, Inc.*	3,020	76

Shipping 0.54%
Alexander & Baldwin, Inc.	645	34

Steel 5.52%
Gibraltar Industries, Inc.	1,005	27
Harsco Corp.	1,615	128
Steel Dynamics, Inc.	4,115	191
Total		346

Telecommunications Equipment 0.99%
Crown Castle Int’l. Corp.*	1,065	34
Plantronics, Inc.	810	28
Total		62

Transportation: Miscellaneous 4.16%
Trinity Industries, Inc.	5,110	261

Truckers 3.83%
Frozen Food Express Industries, Inc.*	7,805	102
Heartland Express, Inc.	1,655	39
Swift Transportation Co., Inc.*	4,205	99
Total		240

Utilities: Electrical 1.72%
IDACORP, Inc.	2,640	83
Pike Electrical Corp.*	1,370	25
Total		108

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Utilities: Gas Distributors 1.29%
Piedmont Natural Gas Co., Inc.	3,330	$81

Total Common Stocks (cost $4,941,040)		5,243

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 19.79%

Repurchase Agreement 19.79%
Repurchase Agreement dated 1/31/2006, 3.65% due 2/1/2006 with State Street Bank & Trust Co. collateralized by $1,245,000 of Federal National Mortgage Assoc. at 4.875% due 8/11/2010; value: $1,266,788; proceeds $1,240,861 (cost $1,240,735)	$1,241	1,241

Total Investments in Securities 103.38% (cost $6,181,775)		6,484
Liabilities in Excess of Other Assets (3.38%)		(212)
Net Assets 100.00%		$6,272

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following six funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett All Value Series (“All Value Fund”); Alpha Strategy Fund (“Alpha Fund”); Lord Abbett International Core Equity Fund (“International Core Equity Fund”); Lord Abbett International Opportunities Fund (“International Opportunities Fund”); Lord Abbett Large-Cap Value Fund (“Large-Cap Value Fund”); and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”). Value Opportunities Fund commenced investment operations and was effective with the SEC on December 20, 2005. Shares first became available to the public on January 3, 2006.

All Value Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Alpha Fund’s, International Core Equity Fund’s, and International Opportunities Fund’s investment objective is long-term capital appreciation. Alpha Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Large-Cap Value Fund’s investment objective is to seek a high level of total return. Value Opportunities Fund’s investment objective is long-term capital appreciation.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked price on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked price is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Forward Foreign Currency Exchange Contracts–International Core Equity Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of January 31, 2006, there were no open forward foreign currency exchange contracts outstanding.

(d)         Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)          When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.              FEDERAL TAX INFORMATION

As of January 31, 2006, each Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	All Value Fund	Alpha Fund	International Core Equity Fund
Tax cost	$2,388,169,649	$157,167,775	$441,864,911
Gross unrealized gain	437,061,978	55,508,531	70,382,008
Gross unrealized loss	(23,572,017)	(—)	(4,458,387)
Net unrealized security gain	$413,489,961	$55,508,531	$65,923,621

	International Opportunities Fund	Large-Cap Value Fund	Value Opportunities Fund
Tax cost	$183,004,900	$44,315,141	$6,181,775
Gross unrealized gain	76,772,270	4,167,523	321,788
Gross unrealized loss	(1,218,806)	(859,758)	(19,233)
Net unrealized security gain	75,553,464	$3,307,765	$302,555

The difference between book-basis and tax-basis unrealized gains (losses) are attributable primarily to wash sales and other temporary tax adjustments.

4.              INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Funds invest.

Large company value stocks, in which All Value Fund and Large-Cap Value Fund invests, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Small and mid-sized company stocks, in which Value Opportunities invests, may also perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. The small and mid-sized company stocks in which Value Opportunities invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although All Value Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities and in the securities of large foreign companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

International Opportunities Fund is also subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

Due to their investments in multinational companies, All Value Fund, Large-Cap Value Fund, and Alpha Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund’s performance.

Investments in Underlying Funds (unaudited)

Alpha Fund invests in other funds (“Underlying Funds”) managed by Lord Abbett & Co. LLC. As of January 31, 2006, Alpha Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class Y	29.02%
Lord Abbett Research Fund, Inc. – Lord Abbett Small-Cap Value Fund – Class Y	29.22%
Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund – Class Y	38.87%

The Ten Largest Holdings and the Holdings by Sector, as of January 31, 2006, for each Underlying Fund are presented below.  Each Underlying Fund’s Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings.  A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters.  In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter.  The information for the most recently ended calendar quarter may be viewed at www.LordAbbett.com or requested at no charge by calling Lord Abbett at 800-821-5129.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Repurchase Agreement	3.39%
Varian Semiconductor Equipment Assoc., Inc.	1.69%
Int’l. Securities Exchange Inc.	1.65%
Morningstar, Inc.	1.59%
IntercontinentalExchange, Inc.	1.48%
FactSet Research Systems, Inc.	1.46%
Calamos Asset Management, Inc.	1.44%
Hologic, Inc.	1.43%
Openwave Systems, Inc.	1.40%
Volcom, Inc.	1.30%

Holdings by Sector	% of Investments
Auto & Transportation	2.50%
Consumer Discretionary	18.28%
Consumer Staples	0.29%
Financial Services	18.64%
Healthcare	19.00%
Materials & Processing	2.83%
Other Energy	9.13%
Producer Durables	5.74%
Short-Term Investment	3.39%
Technology	19.66%
Utilities	0.54%
Total	100.00%

Lord Abbett Research Fund, Inc. – Lord Abbett Small-Cap Value Fund

Ten Largest Holdings	% of Investments
Repurchase Agreement	5.36%
Trinity Industries, Inc.	3.83%
Quanex Corp.	3.20%
Steel Dynamics, Inc.	2.57%
Werner Enterprises, Inc.	2.56%
Carpenter Technology Corp.	2.40%
Anixter Int’l., Inc.	2.19%
NCI Building Systems, Inc.	2.02%
Hughes Supply, Inc.	1.98%
Ethan Allen Interiors Inc.	1.85%

Holdings by Sector	% of Investments
Auto & Transportation	16.75%
Consumer Discretionary	6.70%
Consumer Staples	0.70%
Financial Services	14.64%
Healthcare	2.22%
Materials & Processing	27.99%
Other Energy	4.55%
Producer Durables	11.54%
Short-Term Investment	5.36%
Technology	5.46%
Utilities	4.09%
Total	100.00%

Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund

Ten Largest Holdings	% of Investments
CSR plc	2.41%
Prosegur Compania de Seguridad, S.A.	1.69%
TMB Bank Public Co., Ltd.	1.68%
Intertek Group plc	1.66%
Hypo Real Estate Holding AG	1.64%
Neopost S.A.	1.64%
Thk Co., Ltd.	1.64%
Yamada Denki Co., Ltd.	1.60%
Piraeus Bank S.A.	1.59%
Mitsui Mining & Smelting Co., Ltd.	1.58%

Holdings by Sector	% of Investments
Basic Materials	7.90%
Conglomerates	2.08%
Consumer Cyclical	14.14%
Consumer Non-Cyclical	5.49%
Diversified Financials	5.40%
Energy	6.82%
Healthcare	4.03%
Industrial Goods & Services	21.58%
Non-Property Financials	12.74%
Property & Property Services	4.26%
Short-Term Investment	1.48%
Technology	8.05%
Telecommunications	3.07%
Utilities	2.96%
Total	100.00%

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO-CAP GROWTH FUND  January 31, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 95.61%

Banks: Outside New York City 3.23%
Community Bancorp*	8,200	$256

Biotechnology Research & Production 4.77%
Kendle Int’l. Inc.*	6,900	172
Matrixx Initiatives, Inc.*	8,300	206
Total		378

Building: Cement 1.66%
U.S. Concrete, Inc.*	10,900	132

Casinos & Gambling 2.56%
Youbet.com, Inc.*	45,600	203

Chemicals 4.28%
Medis Technologies Ltd.*	9,500	172
Ultralife Batteries, Inc.*	12,400	167
Total		339

Communications Technology 1.99%
Telkonet, Inc.*	42,500	158

Computer Services, Software & Systems 14.23%
Aladdin Knowledge Systems Ltd.* (a)	5,900	102
eCollege.com Inc.*	11,200	225
Knot, Inc. (The)*	12,160	167
LivePerson, Inc.*	40,730	234
Nestor, Inc.*	22,500	118
TechTeam Global, Inc.*	11,500	118
Zix Corp.*	95,000	164
Total		1,128

Consumer Products 1.65%
Orange 21 Inc.*	32,700	131

Drugs & Pharmaceuticals 1.99%
CollaGenex Pharmaceuticals, Inc.*	12,100	158

Electronics: Medical Systems 9.25%
Cutera, Inc.*	8,200	223
IntraLase Corp.*	12,400	246
PhotoMedex, Inc.*	60,800	129
RITA Medical Systems, Inc.*	29,700	135
Total		733

Energy Equipment 1.21%
Seitel, Inc.*	38,600	96

Energy Miscellaneous 2.66%
Canadian Superior Energy Inc.*(a)	39,100	103
TGC Industries, Inc.*	11,400	108
Total		211

Finance Companies 3.09%
Asta Funding, Inc.	8,000	245

Financial Data Processing Services & Systems 7.10%
CyberSource Corp.*	34,500	299
Online Resources Corp.*	19,900	264
Total		563

Financial: Miscellaneous 2.36%
Electronic Clearing House, Inc.*	17,200	187

Gold 2.22%
Orezone Resources Inc.*(a)	81,400	176

Health & Personal Care 2.37%
NovaMed, Inc.*	25,000	188

Insurance: Property-Casualty 1.68%
Brooke Corp.	9,500	133

Jewelry Watches & Gemstones 1.92%
LJ Int’l., Inc.*(a)	44,200	152

Machinery: Industrial/Specialty 3.34%
DXP Enterprises, Inc.*	10,600	265

Machinery: Specialty 2.12%
TurboChef Technologies, Inc.*	10,900	168

Medical & Dental Instruments &
Supplies 5.59%
CardioTech Int’l., Inc.*	34,200	122

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Neogen Corp.*	6,650	$150
Trinity Biotech plc ADR*	19,900	171
Total		443

Retail 6.32%
Bon-Ton Stores, Inc. (The)	7,100	150
Cache, Inc.*	8,500	153
United Retail Group, Inc.*	12,800	198
Total		501

Services: Commercial 1.96%
Barrett Business Services, Inc.*	5,800	155

Textiles Apparel Manufacturers 6.06%
Everlast Worldwide Inc.*	16,500	225
True Religion Apparel, Inc.*	10,900	255
Total		480

Total Common Stocks (cost $6,257,723)		7,579

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 5.17%

Repurchase Agreement 5.17%
Repurchase Agreement dated 1/31/2006, 3.65% due 2/1/2006 with State Street Bank & Trust Co. collateralized by $ 420,000 of Federal Home Loan Mortgage Corp. at 2.00% due 3/05/2019; value: $ 419,344; proceeds: $409,797 (cost $409,756)	$410	410

Total Investments in Securities 100.78% (cost $6,667,479)		7,989
Liabilities in Excess of Other Assets (0.78%)		(62)
Net Assets 100.00%		$7,927

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO-CAP VALUE FUND  January 31, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 95.96%

Aerospace 5.12%
Allied Defense Group, Inc. (The)*	11,900	$273
Ladish Co., Inc.*	34,330	834
Total		1,107

Agriculture, Fishing & Ranching 0.52%
Andersons, Inc. (The)	2,300	113

Air Transportation 0.66%
Frontier Airlines, Inc.*	21,300	143

Auto Parts: After Market 1.88%
Keystone Automotive Industries, Inc.*	10,700	407

Auto Parts: Original Equipment 0.43%
Strattec Security Corp.*	2,200	93

Banks 0.44%
North Bay Bancorp	3,500	95

Banks: Outside New York City 6.39%
CoBiz, Inc.	10,650	196
Columbia Bancorp	12,760	268
Dearborn Bancorp, Inc.*	10,081	243
Franklin Bank Corp.*	15,500	268
Pennsylvania Commerce Bancorp, Inc.*	5,900	196
Southwest Bancorp, Inc.	9,400	210
Total		1,381

Biotechnology Research & Production 0.93%
Kensey Nash Corp.*	8,200	200

Building: Materials 1.27%
Graham Corp. (The)	10,830	275

Chemicals 3.59%
NuCo2, Inc.*	8,200	257
Quaker Chemical Corp.	10,700	213
Ultralife Batteries, Inc.*	22,700	306
Total		776

Communications Technology 2.13%
Bel Fuse Inc. Class A	11,700	368
Radyne Corp.*	6,600	91
Total		459

Computer Services, Software & Systems 2.59%
COMSYS IT Partners Inc.*	22,200	272
Moldflow Corp.*	21,400	288
Total		560

Computer Technology 2.32%
Fargo Electronics, Inc.*	13,500	261
Mobility Electronics, Inc.*	23,000	241
Total		502

Construction 1.02%
Modtech Holdings, Inc.*	27,700	220

Containers & Packaging: Metal & Glass 1.36%
Mobile Mini, Inc.*	5,900	293

Diversified Financial Services 0.60%
American Physicians Services Group, Inc.	9,900	129

Electrical Equipment & Components 3.22%
AZZ, Inc.*	16,300	401
Powell Industries, Inc.*	14,000	295
Total		696

Electrical: Household Appliance 1.03%
Emerson Radio Corp.*	72,300	223

Electronics:
Semi-Conductors/Components 1.07%
SBS Technologies, Inc.*	20,200	230

Financial Miscellaneous 1.77%
Federal Agricultural Mortgage
Corp. Class. C	8,300	235
Financial Federal Corp.	3,300	148
Total		383

Foods 0.47%
Tasty Baking Co.	13,100	102

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Funeral Parlors & Cemetery 2.06%
Carriage Services, Inc.*	59,600	$298
Rock of Ages Corp.	30,400	147
Total		445

Healthcare Facilities 1.33%
Capital Senior Living Corp.*	27,400	287

Healthcare Management Services 0.81%
American Dental Partners, Inc.*	10,700	175

Hotel/Motel 1.32%
Interstate Hotels & Resorts, Inc.*	66,200	285

Household Furnishings 1.01%
Hooker Furniture Corp.	14,500	218

Identification Control & Filter Devices 0.76%
Robbins & Myers, Inc.	6,900	163

Insurance: Property-Casualty 3.56%
Donegal Group Inc.	16,900	393
Navigators Group, Inc. (The)*	8,400	375
Total		768

Machinery: Industrial/Specialty 3.07%
Tennant Co.	3,900	211
Twin Disc, Inc.	7,900	451
Total		662

Machinery: Oil Well Equipment & Services 1.84%
Lufkin Industries, Inc.	5,900	398

Machinery: Specialty 1.31%
Key Technology, Inc.*	21,800	283

Medical & Dental Instruments & Supplies 3.76%
ICU Medical, Inc.*	3,900	141
Medical Action Industries, Inc.*	16,280	366
Molecular Devices Corp.*	10,700	306
Total		813

Metal Fabricating 1.69%
NN, Inc.	28,300	366

Metals & Minerals Miscellaneous 1.97%
A.M. Castle & Co.*	14,100	425

Miscellaneous: Materials & Commodities 0.95%
Lydall, Inc.*	22,700	204

Miscellaneous: Service 1.19%
Psychemedics Corp.	17,500	256

Oil: Crude Producers 2.00%
Bronco Drilling Co., Inc.*	4,700	148
Pioneer Drilling Co.*	12,400	283
Total		431

Pollution Control & Environmental Services 1.85%
Team, Inc.*	13,200	399

Real Estate Investment Trusts 0.98%
Agree Realty Corp.	7,100	212

Rental & Leasing Services: Commercial 2.01%
McGrath RentCorp	13,400	435

Retail 1.26%
Rush Enterprises, Inc. Class B*	17,300	273

Savings & Loan 1.33%
Beverly Hills Bancorp Inc.	27,000	288

Services: Commercial 11.60%
Ambassadors Int’l., Inc.	7,900	214
Collectors Universe, Inc.*	24,100	372
Exponent, Inc.*	19,300	591
Integrated Alarm Services Group, Inc.*	50,400	141
Monro Muffler Brake, Inc.	14,400	489

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
RemedyTemp, Inc.*	7,000	$73
SM&A*	41,000	295
Waste Industries USA, Inc.	22,100	332
Total		2,507

Steel 0.78%
Steel Technologies Inc.	5,800	169

Telecommunications Equipment 1.78%
C-COR Inc.*	60,100	384

Textiles Apparel Manufacturers 2.99%
Hartmarx Corp.*	23,800	203
Lakeland Industries, Inc.*	23,800	443
Total		646

Transportation Miscellaneous 1.58%
Quixote Corp.	16,100	342

Truckers 1.91%
Frozen Food Express Industries, Inc.*	25,400	332
P.A.M. Transportation Services, Inc.*	4,200	80
Total		412

Utilities: Gas Distributors 0.45%
Chesapeake Utilities Corp.	3,100	98

Total Common Stocks (cost $15,268,487)		20,731

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 5.15%

Repurchase Agreement 5.15%
Repurchase Agreement dated 1/31/2006, 3.65% due 2/1/2006 with State Street Bank & Trust Co. collateralized by $1,120,000 of Federal National Mortgage Assoc. at 4.875% due 8/11/2010; value: $1,139,600; proceeds $1,113,143 (cost $1,113,030)	$1,113	1,113

Total Investments in Securities 101.11% (cost $16,381,517)		21,844
Liabilities in Excess of Other Assets (1.11%)		(239)
Net Assets 100.00%		$21,605

*	Non-income producing security.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Micro-Cap Growth Fund (“Micro-Cap Growth Fund”) and Lord Abbett Micro-Cap Value Fund (“Micro-Cap Value Fund”).

The investment objective of both Micro-Cap Growth Fund and Micro-Cap Value Fund is long-term capital appreciation.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.              FEDERAL TAX INFORMATION

As of January 31, 2006, each Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Micro-Cap Growth Fund	Micro-Cap Value Fund
Tax cost	$6,667,479	$16,384,878
Gross unrealized gain	1,538,686	5,938,178
Gross unrealized loss	(217,546)	(479,104)
Net unrealized security gain	$1,321,140	$5,459,074

The difference between book-basis and tax-basis unrealized gains (losses) are primarily attributable to wash sales and other temporary tax adjustments.

4.              INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap growth or value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro-Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of the Micro-Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time.

These factors can affect each Fund’s performance.

Item 2:           Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 27, 2006